Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The Plan's assets measured at fair value were as follows:

	Fair Value Measurements
	at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2025
Assets:
Mutual funds	$404,366,455	$—	$—	$404,366,455
Common stock	62,037,055	—	—	62,037,055
Total assets in the fair value hierarchy	466,403,510	—	—	466,403,510
Collective trust fund investments measured at net asset value (a)	—	—	—	405,940,105
Total assets measured at fair value	$466,403,510	$—	$—	$872,343,615
(a) In accordance with ASC 820 - Fair Value, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

	Fair Value Measurements
	at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2024
Assets:
Mutual funds	$346,467,182	$—	$—	$346,467,182
Common stock	89,044,385	—	—	89,044,385
Total assets in the fair value hierarchy	435,511,567	—	—	435,511,567
Collective trust fund investments measured at net asset value (a)	—	—	—	317,222,877
Total assets measured at fair value	$435,511,567	$—	$—	$752,734,444
(a) In accordance with ASC 820 - Fair Value, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.